ENTITY-WIDE DISCLOSURE (Schedule of Long-Lived Assets by Geographical Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 21,321	$ 21,298
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	12,395	12,349
United states [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 8,926	$ 8,949